Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	£ 4,449	£ 4,535
Liabilities	(1,182)	(758)
Net deferred tax (liability) asset	3,267	3,267	£ 3,777
At 1 January	3,267	3,777
Income statement	682	(11)	(436)
Other comprehensive income and reserves	(462)	(414)
Other movements	(58)	(85)
At 31 December	3,429	3,267	3,777
Assets	4,979	4,449	4,535
Liabilities	(1,550)	(1,182)	(758)
Net deferred tax (liability) asset	3,267	3,267	3,777
Share-based payments and deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	344	359
Liabilities	0	0
Net deferred tax (liability) asset	344	344	359
At 1 January	344	359
Income statement	20	(19)
Other comprehensive income and reserves	5	9
Other movements	(6)	(5)
At 31 December	363	344	359
Assets	363	344	359
Liabilities	0	0	0
Net deferred tax (liability) asset	344	344	359
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	128	112
Liabilities	0	0
Net deferred tax (liability) asset	128	128	112
At 1 January	128	112
Income statement	22	23
Other comprehensive income and reserves	0	2
Other movements	(7)	(9)
At 31 December	143	128	112
Assets	143	128	112
Liabilities	0	0	0
Net deferred tax (liability) asset	128	128	112
Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	38	46
Liabilities	(640)	(435)
Net deferred tax (liability) asset	(602)	(602)	(389)
At 1 January	(602)	(389)
Income statement	6	(4)
Other comprehensive income and reserves	(191)	(205)
Other movements	4	(4)
At 31 December	(783)	(602)	(389)
Assets	43	38	46
Liabilities	(826)	(640)	(435)
Net deferred tax (liability) asset	(602)	(602)	(389)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	39
Liabilities	(181)	(10)
Net deferred tax (liability) asset	(566)	29	29
At 1 January	(181)	29
Income statement	0	0
Other comprehensive income and reserves	(377)	(210)
Other movements	(8)	0
At 31 December	(566)	(181)	29
Assets	0	0	39
Liabilities	(566)	(181)	(10)
Net deferred tax (liability) asset	(566)	29	29
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	119	180
Liabilities	(18)	(35)
Net deferred tax (liability) asset	(38)	145	145
At 1 January	101	145
Income statement	0	0
Other comprehensive income and reserves	(137)	(42)
Other movements	(2)	(2)
At 31 December	(38)	101	145
Assets	0	119	180
Liabilities	(38)	(18)	(35)
Net deferred tax (liability) asset	(38)	145	145
Fixed asset timing differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,338	1,292
Liabilities	(31)	(16)
Net deferred tax (liability) asset	1,424	1,307	1,276
At 1 January	1,307	1,276
Income statement	129	51
Other comprehensive income and reserves	0	0
Other movements	(12)	(20)
At 31 December	1,424	1,307	1,276
Assets	1,465	1,338	1,292
Liabilities	(41)	(31)	(16)
Net deferred tax (liability) asset	1,424	1,307	1,276
Loan impairment allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	501	601
Liabilities	0	0
Net deferred tax (liability) asset	501	601	601
At 1 January	501	601
Income statement	156	(49)
Other comprehensive income and reserves	0	(40)
Other movements	9	(11)
At 31 December	666	501	601
Assets	666	501	601
Liabilities	0	0	0
Net deferred tax (liability) asset	501	601	601
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	523	529
Liabilities	0	0
Net deferred tax (liability) asset	523	523	529
At 1 January	523	529
Income statement	215	18
Other comprehensive income and reserves	0	0
Other movements	(3)	(24)
At 31 December	735	523	529
Assets	735	523	529
Liabilities	0	0	0
Net deferred tax (liability) asset	523	523	529
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,458	1,377
Liabilities	(312)	(262)
Net deferred tax (liability) asset	1,485	1,115	1,115
At 1 January	1,146	1,115
Income statement	134	(31)
Other comprehensive income and reserves	238	72
Other movements	(33)	(10)
At 31 December	1,485	1,146	1,115
Assets	1,564	1,458	1,377
Liabilities	(79)	(312)	(262)
Net deferred tax (liability) asset	£ 1,485	£ 1,115	£ 1,115